Employee Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefits to variations	100.00%
Discount rate assumes a increase	$ 4,773,734	$ 4,773,942
Discount rate assumes a decrease	4,296,927	$ 4,269,704
Defined benefit plans will increase	$ 5,801,478
Weighted average term	8 years 4 months 10 days
Term of commitments	10 years
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	5 years
Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Requisite vesting service period (in years)	15 years